Acquisition of King's Gaming Promotion Limited (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Earnout And Incentive Shares [Line Items]
Incentive Shares Issued	0		0
Additional Incentive Shares Issued				20,000
First Year [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	$ 6,150,000
Incentive Shares Issued	500,000
Additional Incentive Shares Issued	0	[1]
Second Year [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	7,380,000
Incentive Shares Issued	500,000
Additional Incentive Shares Issued	0	[1]
Third Year [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	8,860,000
Incentive Shares Issued	500,000
Additional Incentive Shares Issued	0	[1]
Fourth Year [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	9,740,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Fifth Year [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	10,720,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Sixth Year [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	11,790,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Seventh Year [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	12,970,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Eighth Year [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	14,260,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Ninth Year [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	15,690,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]
Tenth Year [Member]
Earnout And Incentive Shares [Line Items]
Incentive Fee, Amount Paid	$ 17,260,000
Incentive Shares Issued	100,000
Additional Incentive Shares Issued	0	[1]

[1]	For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued. The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.